Loans and Leases and Allowance for Credit Losses (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	$ 179,944		$ 322,147
Ending balance of impaired loans with allowance recorded	952,003		818,379
Related Allowance	62,880		63,445
Ending balance of impaired loans, total	1,131,947		1,140,526
Average balance of impaired loans, total	1,115,320		1,125,891
Commercial and Industrial [Member]
Detailed impaired loan information by class
Loans considered impaired due to status as a TDR	43,805
Ending balance of impaired loans with no allowance recorded	17,216		87,363
Unpaid principal balance of impaired loans with no allowance recorded	20,404	[1]	135,905
Average balance of impaired loans with no allowance recorded	17,590		73,770
Interest income recognized on impaired loans with no allowance recorded	812		2,991
Ending balance of impaired loans with allowance recorded	126,626	[2]	86,644
Unpaid principal balance of impaired loans with allowance recorded	168,105	[1]	109,921	[1]
Related Allowance	8,533		11,694
Average balance of impaired loans with allowance recorded	148,583		105,922
Interest income recognized on impaired loans with allowance recorded	9,340		3,631
Ending balance of impaired loans, total	143,842		174,007
Average balance of impaired loans, total	166,173		179,692
Commercial Real Estate [Member]
Detailed impaired loan information by class
Loans considered impaired due to status as a TDR	24,805
Ending balance of impaired loans with no allowance recorded	162,599		232,401
Unpaid principal balance of impaired loans with no allowance recorded	251,097	[1]	341,571	[1]
Average balance of impaired loans with no allowance recorded	185,595		230,584
Interest income recognized on impaired loans with no allowance recorded	15,735		10,015
Ending balance of impaired loans with allowance recorded	187,836	[3]	193,413
Unpaid principal balance of impaired loans with allowance recorded	225,245	[1]	225,217	[1]
Related Allowance	34,935		31,133
Average balance of impaired loans with allowance recorded	179,458		243,778
Interest income recognized on impaired loans with allowance recorded	6,483		9,610
Ending balance of impaired loans, total	350,435		425,814
Average balance of impaired loans, total	365,053		474,362
Commercial and industrial owner occupied [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	5,332		1,050
Unpaid principal balance of impaired loans with no allowance recorded	5,373	[1]	1,091
Average balance of impaired loans with no allowance recorded	4,473		4,246
Interest income recognized on impaired loans with no allowance recorded	172		77
Ending balance of impaired loans with allowance recorded	40,271		46,266
Unpaid principal balance of impaired loans with allowance recorded	52,810	[1]	56,925	[1]
Related Allowance	3,421		5,730
Average balance of impaired loans with allowance recorded	41,469		40,029
Interest income recognized on impaired loans with allowance recorded	1,390		1,327
Other commercial and industrial [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	11,884		31,841
Unpaid principal balance of impaired loans with no allowance recorded	15,031	[1]	54,520
Average balance of impaired loans with no allowance recorded	13,117		11,922
Interest income recognized on impaired loans with no allowance recorded	640		555
Ending balance of impaired loans with allowance recorded	50,829		40,378
Unpaid principal balance of impaired loans with allowance recorded	64,497	[1]	52,996	[1]
Related Allowance	2,708		5,964
Average balance of impaired loans with allowance recorded	59,672		65,893
Interest income recognized on impaired loans with allowance recorded	3,242		2,304
Commercial real estate retail properties [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	55,773		54,216
Unpaid principal balance of impaired loans with no allowance recorded	64,780	[1]	56,569	[1]
Average balance of impaired loans with no allowance recorded	46,764		51,939
Interest income recognized on impaired loans with no allowance recorded	2,450		2,758
Ending balance of impaired loans with allowance recorded	72,339		65,004
Unpaid principal balance of impaired loans with allowance recorded	93,395	[1]	73,000	[1]
Related Allowance	5,984		8,144
Average balance of impaired loans with allowance recorded	64,414		107,842
Interest income recognized on impaired loans with allowance recorded	1,936		4,730
Commercial real estate Multi family [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	0		5,719
Unpaid principal balance of impaired loans with no allowance recorded	0	[1]	5,862	[1]
Average balance of impaired loans with no allowance recorded	3,627		5,631
Interest income recognized on impaired loans with no allowance recorded	220		353
Ending balance of impaired loans with allowance recorded	13,484		17,410
Unpaid principal balance of impaired loans with allowance recorded	15,408	[1]	18,531	[1]
Related Allowance	1,944		2,662
Average balance of impaired loans with allowance recorded	14,922		27,953
Interest income recognized on impaired loans with allowance recorded	651		1,371
Commercial real estate office [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	9,069		20,051
Unpaid principal balance of impaired loans with no allowance recorded	13,721	[1]	24,843	[1]
Average balance of impaired loans with no allowance recorded	12,151		6,734
Interest income recognized on impaired loans with no allowance recorded	1,161		405
Ending balance of impaired loans with allowance recorded	50,307		40,375
Unpaid principal balance of impaired loans with allowance recorded	54,921	[1]	45,164	[1]
Related Allowance	9,927		9,214
Average balance of impaired loans with allowance recorded	48,113		18,751
Interest income recognized on impaired loans with allowance recorded	1,808		379
Commercial real estate Industrial and warehouse [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	9,682		15,013
Unpaid principal balance of impaired loans with no allowance recorded	10,803	[1]	17,476	[1]
Average balance of impaired loans with no allowance recorded	10,586		9,877
Interest income recognized on impaired loans with no allowance recorded	595		501
Ending balance of impaired loans with allowance recorded	9,162		22,450
Unpaid principal balance of impaired loans with allowance recorded	10,561	[1]	25,374	[1]
Related Allowance	808		1,092
Average balance of impaired loans with allowance recorded	15,322		24,454
Interest income recognized on impaired loans with allowance recorded	541		717
Other commercial real estate [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	6,002		10,479
Unpaid principal balance of impaired loans with no allowance recorded	6,924	[1]	10,728	[1]
Average balance of impaired loans with no allowance recorded	7,954		15,125
Interest income recognized on impaired loans with no allowance recorded	434		501
Ending balance of impaired loans with allowance recorded	42,544		48,174
Unpaid principal balance of impaired loans with allowance recorded	50,960	[1]	63,148	[1]
Related Allowance	16,272		10,021
Average balance of impaired loans with allowance recorded	36,687		64,778
Interest income recognized on impaired loans with allowance recorded	1,547		2,413
Home equity secured by first-lien other [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	0		0
Unpaid principal balance of impaired loans with no allowance recorded	0		0
Average balance of impaired loans with no allowance recorded	0		0
Interest income recognized on impaired loans with no allowance recorded	0		0
Ending balance of impaired loans with allowance recorded	110,024	[4]	76,258	[4]
Unpaid principal balance of impaired loans with allowance recorded	116,846	[1],[4]	80,831	[1],[4]
Related Allowance	2,396	[4]	1,329	[4]
Average balance of impaired loans with allowance recorded	96,184	[4]	54,898	[4]
Interest income recognized on impaired loans with allowance recorded	4,116	[4]	2,651	[4]
Home equity secured by junior-lien [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	0		0
Unpaid principal balance of impaired loans with no allowance recorded	0		0
Average balance of impaired loans with no allowance recorded	0		0
Interest income recognized on impaired loans with no allowance recorded	0		0
Ending balance of impaired loans with allowance recorded	98,957	[4]	41,274	[4]
Unpaid principal balance of impaired loans with allowance recorded	143,967	[1],[4]	63,390	[1],[4]
Related Allowance	5,607	[4]	3,454	[4]
Average balance of impaired loans with allowance recorded	65,986	[4]	24,625	[4]
Interest income recognized on impaired loans with allowance recorded	3,379	[4]	1,382	[4]
Automobile Loan [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	0		0
Unpaid principal balance of impaired loans with no allowance recorded	0		0
Average balance of impaired loans with no allowance recorded	0		0
Interest income recognized on impaired loans with no allowance recorded	0		0
Ending balance of impaired loans with allowance recorded	37,084	[4]	43,607	[4]
Unpaid principal balance of impaired loans with allowance recorded	38,758	[1],[4]	44,790	[1],[4]
Related Allowance	682	[4]	1,446	[4]
Average balance of impaired loans with allowance recorded	39,861	[4]	39,139	[4]
Interest income recognized on impaired loans with allowance recorded	2,955	[4]	3,382	[4]
Ending balance of impaired loans, total	37,084		43,607
Average balance of impaired loans, total	39,861		39,139
Residential Mortgage [Member]
Detailed impaired loan information by class
Amount of TDRs guaranteed by the U.S. government	49,225
Ending balance of impaired loans with no allowance recorded	0		2,243
Unpaid principal balance of impaired loans with no allowance recorded	0	[1]	4,104
Average balance of impaired loans with no allowance recorded	0		3,521
Interest income recognized on impaired loans with no allowance recorded	0		97
Ending balance of impaired loans with allowance recorded	390,435	[4],[5]	374,526
Unpaid principal balance of impaired loans with allowance recorded	431,605	[1],[4]	413,583
Related Allowance	10,591	[4]	14,176
Average balance of impaired loans with allowance recorded	379,815	[4]	345,206
Interest income recognized on impaired loans with allowance recorded	12,083	[4]	11,420
Ending balance of impaired loans, total	390,435		376,769
Average balance of impaired loans, total	379,815		348,727
Other Consumer loan [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	129		140
Unpaid principal balance of impaired loans with no allowance recorded	219	[1]	245
Average balance of impaired loans with no allowance recorded	137		622
Interest income recognized on impaired loans with no allowance recorded	17		6
Ending balance of impaired loans with allowance recorded	1,041	[4]	2,657
Unpaid principal balance of impaired loans with allowance recorded	1,041	[1],[4]	2,657
Related Allowance	136	[4]	213
Average balance of impaired loans with allowance recorded	2,111	[4]	3,826
Interest income recognized on impaired loans with allowance recorded	116	[4]	126
Ending balance of impaired loans, total	1,170		2,797
Average balance of impaired loans, total	2,248		4,448
Commercial and industrial purchased impaired
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	0		54,472
Unpaid principal balance of impaired loans with no allowance recorded	0	[1]	80,294
Average balance of impaired loans with no allowance recorded	0		57,602
Interest income recognized on impaired loans with no allowance recorded	0		2,359
Ending balance of impaired loans with allowance recorded	35,526		0
Unpaid principal balance of impaired loans with allowance recorded	50,798		0
Related Allowance	2,404		0
Average balance of impaired loans with allowance recorded	47,442		0
Interest income recognized on impaired loans with allowance recorded	4,708		0
Commercial real estate purchased impaired
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	82,073		126,923
Unpaid principal balance of impaired loans with no allowance recorded	154,869	[1]	226,093	[6]
Average balance of impaired loans with no allowance recorded	104,513		141,278
Interest income recognized on impaired loans with no allowance recorded	10,875		5,497
Ending balance of impaired loans with allowance recorded	0		0
Unpaid principal balance of impaired loans with allowance recorded	0	[1]	0
Related Allowance	0		0
Average balance of impaired loans with allowance recorded	0		0
Interest income recognized on impaired loans with allowance recorded	0		0
Residential mortgage other
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	0		0
Unpaid principal balance of impaired loans with no allowance recorded	0		0
Average balance of impaired loans with no allowance recorded	0		0
Interest income recognized on impaired loans with no allowance recorded	0		0
Ending balance of impaired loans with allowance recorded	387,937	[4]	374,526	[4]
Unpaid principal balance of impaired loans with allowance recorded	427,924	[1],[4]	413,583	[1],[4]
Related Allowance	10,555	[4]	14,176	[4]
Average balance of impaired loans with allowance recorded	377,530	[4]	345,206	[4]
Interest income recognized on impaired loans with allowance recorded	11,752	[4]	11,420	[4]
Other consumer other
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	0		0
Unpaid principal balance of impaired loans with no allowance recorded	0		0
Average balance of impaired loans with no allowance recorded	0		0
Interest income recognized on impaired loans with no allowance recorded	0		0
Ending balance of impaired loans with allowance recorded	1,041	[4]	2,657	[4]
Unpaid principal balance of impaired loans with allowance recorded	1,041	[1],[4]	2,657	[1],[4]
Related Allowance	136	[4]	213	[4]
Average balance of impaired loans with allowance recorded	2,111	[4]	3,826	[4]
Interest income recognized on impaired loans with allowance recorded	116	[4]	126	[4]
Residential mortgage purchased impaired
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	0		2,243
Unpaid principal balance of impaired loans with no allowance recorded	0	[1]	4,104
Average balance of impaired loans with no allowance recorded	0		3,521
Interest income recognized on impaired loans with no allowance recorded	0		97
Ending balance of impaired loans with allowance recorded	2,498		0
Unpaid principal balance of impaired loans with allowance recorded	3,681		0
Related Allowance	36		0
Average balance of impaired loans with allowance recorded	2,285		0
Interest income recognized on impaired loans with allowance recorded	331		0
Other consumer purchased impaired
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	129		140
Unpaid principal balance of impaired loans with no allowance recorded	219	[1]	245
Average balance of impaired loans with no allowance recorded	137		622
Interest income recognized on impaired loans with no allowance recorded	17		6
Ending balance of impaired loans with allowance recorded	0		0
Unpaid principal balance of impaired loans with allowance recorded	0		0
Related Allowance	0		0
Average balance of impaired loans with allowance recorded	0		0
Interest income recognized on impaired loans with allowance recorded	0		0
Home Equity [Member]
Detailed impaired loan information by class
Ending balance of impaired loans with no allowance recorded	0		0
Unpaid principal balance of impaired loans with no allowance recorded	0		0
Average balance of impaired loans with no allowance recorded	0		0
Interest income recognized on impaired loans with no allowance recorded	0		0
Ending balance of impaired loans with allowance recorded	208,981	[4]	117,532	[4]
Unpaid principal balance of impaired loans with allowance recorded	260,813	[1],[4]	144,221	[4]
Related Allowance	8,003	[4]	4,783	[4]
Average balance of impaired loans with allowance recorded	162,170	[4]	79,523	[4]
Interest income recognized on impaired loans with allowance recorded	7,495	[4]	4,033	[4]
Ending balance of impaired loans, total	208,981		117,532
Average balance of impaired loans, total	$ 162,170		$ 79,523

[1]	The differences between the ending balance and unpaid principal balance amounts represent partial charge-offs.
[2]	At December 31, 2013, $43,805 thousand of the $126,626 thousand C&I loans with an allowance recorded were considered impaired due to their status as a TDR. At December 31, 2012, $44,265 thousand of the $86,644 thousand C&I loans with an allowance recorded were considered impaired due to their status as a TDR.
[3]	At December 31, 2013, $24,805 thousand of the $187,836 thousand CRE loans with an allowance recorded were considered impaired due to their status as a TDR. At December 31, 2012, $31,605 thousand of the $193,413 thousand CRE loans with an allowance recorded were considered impaired due to their status as a TDR.
[4]	All automobile, home equity, residential mortgage, and other consumer impaired loans included in these tables are considered impaired due to their status as a TDR.
[5]	At December 31, 2013, $49,225 thousand of the $390,435 thousand residential mortgage loans with an allowance recorded were guaranteed by the U.S. government. At December 31, 2012, $28,695 thousand of the $374,526 thousand residential mortgage loans with an allowance recorded were guaranteed by the U.S. government.
[6]	Represents decrease in value due to passage of time, including the impact from both regularly scheduled loan principal payments and partial loan paydowns.